Share-Based Awards (Tables)	12 Months Ended
Dec. 31, 2016
Share-based Arrangements with Employees and Nonemployees [Abstract]
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
The activity related to the Company’s share options for the year ended December 31, 2016 was as follows:

Options
Outstanding at January 1, 2016	267,918
Exercised prior to March 18, 2016	(15,997)
Settled in cash by the Company upon change in control	(251,921)
Outstanding at December 31, 2016	—

The activity related to share options exercised for the years ended December 31, 2016, 2015 and 2014 was as follows:

	2016	2015	2014
Options exercised	15,997	142,429	225,329
Total intrinsic value of options exercised (in millions of U.S. dollars)	$1.1	$8.5	$8.7
Proceeds from option exercises (in millions of U.S. dollars)	$1.2	$9.8	$14.7

Schedule of Nonvested Restricted Stock Units Activity [Table Text Block]
The activity related to the Company’s RSUs and PSUs for the year ended December 31, 2016 was as follows:

RSUs and PSUs
Outstanding at January 1, 2016	861,608
Performance based adjustment	76,889
Vested prior to March 18, 2016	(270,986)
Converted to common shares and settled in cash by Exor upon change in control	(667,511)
Outstanding at December 31, 2016	—

Schedule of Share-based Compensation, Stock Appreciation Rights Award Activity [Table Text Block]
The activity related to the Company’s SSARs for the year ended December 31, 2016 was as follows:

SSARs
Outstanding at January 1, 2016	991,724
Exercised prior to March 18, 2016	(12,294)
Settled in cash by the Company upon change in control	(979,430)
Outstanding at December 31, 2016	—

Schedule Of Share Based Payment Award Share Appreciation Rights Valuation Assumptions Table [Text Block]
The Company valued SSARs issued with a Black-Scholes valuation model and used the following assumptions for the years ended December 31, 2015 and 2014:

	2015	2014
Expected life	6 years	6 years
Expected volatility	17.7%	18.1%
Risk-free interest rate	1.9%	1.9%
Dividend yield	2.2%	2.2%